Expense Example - AMG GW&K Muni Income ETF - AMG GW&K Muni Income ETF	Sep. 24, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 30
Expense Example, with Redemption, 3 Years	$ 93